Leases (Details) - Schedule of weighted average remaining lease terms and weighted average discount rates	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average remaining lease terms and weighted average discount rates [Abstract]
Weighted average remaining lease term - operating leases	1 year	1 year 9 months	1 year 8 months 1 day
Weighted average discount rate - operating leases	12.00%	12.00%	12.00%